LONG-TERM DEBT AND FINANCING	12 Months Ended
Mar. 31, 2021
LONG-TERM DEBT AND FINANCING
LONG-TERM DEBT AND FINANCING

15.LONG-TERM DEBT AND FINANCING

	As at	As at
	March 31, 2021	March 31, 2020
DIP Facility (a)	$126,735	$—
Less: Debt issue costs (a)	(6,312)	—
Filter Group financing (b)	4,617	9,690
Credit facility - subject to compromise (c)	227,189	236,389
Less: Debt issue costs (c)	—	(1,644)
10.25% term loan - subject to compromise (d)	289,904	—
7.0% $13M subordinated notes - subject to compromise (e)	13,607	—
8.75% loan (f)	—	280,535
6.75% $100M convertible debentures (g)	—	90,187
6.75% $160M convertible debentures (h)	—	153,995
6.5% convertible bonds (i)	—	12,851
	655,740	782,003
Less: Current portion	(654,180)	(253,485)
	$1,560	$528,518

Future annual minimum principal repayments are as follows:

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$126,735	$—	$—	$—	$126,735
Less: Debt issue costs (a)	(6,312)	—	—	—	(6,312)
Filter Group financing (b)	3,057	1,560	—	—	4,617
Credit facility - subject to compromise (c)	227,189	—	—	—	227,189
10.25% term loan - subject to compromise (d)	289,904	—	—	—	289,904
7.0% $13M subordinated notes - subject to compromise (e)	13,607	—	—	—	13,607
	$654,180	$1,560	$—	$—	$655,740

The details for long-term debt are as follows:

		Cash		Payment		(Gain)	As at
	As at April	inflows	Foreign	in Kind	Non-cash	Loss on	March 31,
	1, 2020	(outflows)	exchange	("PIK")	changes	Recapitalization	2021

DIP Facility (a)	$—	$120,423	$—	$—	$—	$—	$120,423
Filter Group financing (b)	9,690	(5,073)	—	—	—	—	4,617
Credit facility (c)	234,745	(13,826)	—	—	6,270	—	227,189
10.25% loan (d)	—	—	(17,077)	15,123	291,858	—	289,904
7.0% $13M subordinated	—	(2,000)	—	428	15,179	—	13,607
8.75% loan (f)	280,535	—	—	—	(281,632)	1,097	—
6.75% $100M convertible debentures (g)	90,187	—	—	—	(74,544)	(15,643)	—
6.75% $160M convertible debentures (h)	153,995	—	—	—	(101,955)	(52,040)	—
6.5% convertible bonds (i)	12,851	—	—	—	(643)	(12,208)	—
	$782,003	$99,524	$(17,077)	$15,551	$(145,467)	$(78,794)	$655,740
Less: Current portion	(253,485)	—	—	—	—	—	(654,180)
	$528,518						$1,560

		Cash				(Gain)	As at
	As at April	inflows	Foreign		Non-cash	Loss on	March 31,
	1, 2019	(outflows)	exchange	PIK	changes	Recapitalization	2020

Filter Group financing (b)	$17,577	$(7,887)	$—	$—	$—	$—	$9,690
Credit facility (c)	199,753	34,812	—	—	180	—	234,745
8.75% loan (f)	240,094	17,163	17,613	—	5,665	—	280,535
6.75% $100M convertible debentures (g)	87,520	—	—	—	2,667	—	90,187
6.75% $160M convertible debentures (h)	150,945	—	—	—	3,050	—	153,995
6.5% convertible bonds (i)	29,483	(17,370)	518	—	220	—	12,851
	$725,372	$26,718	$18,131	$—	$11,782	$—	$782,003
Less: Current portion	(479,101)	—	—	—	—	—	(253,485)
	$246,271						$528,518

The following table details the finance costs for the period ended March 31. Interest is expensed based on the effective interest rate.

	2021	2020	2019
DIP Facility (a)	$1,490	$—	$—
Filter Group financing (b)	627	1,793	875
Credit facility (c)	20,544	23,736	20,715
10.25% Term Loan (d)	14,785	—	—
7.0% $13M subordinated notes(e)	557	—	—
8.75% loan (f)	18,055	35,089	8,999
6.75% $100M convertible debentures (g)	4,762	9,417	8,819
6.75% $160M convertible debentures (h)	6,948	13,850	13,598
6.5% convertible bonds (i)	539	2,746	18,387
Supplier finance and others (j)	18,313	20,314	16,386
	$86,620	$106,945	$87,779

(a)

As discussed in Note 1, the Company filed and received the Court Order under the CCAA on March 9, 2021. In conjunction with the CCAA filing, the Company entered into the DIP Facility for US$125 million. Just Energy Ontario L.P., Just Energy Group Inc. and Just Energy (U.S.) Corp. are the borrowers under the DIP Facility and are supported by guarantees of certain subsidiaries and affiliates and secured by a super-priority charge against and attaching to the property that secures the obligations arising under the $335 million Credit Facility, created by the Court Order. The DIP Facility has an interest rate of 13%, paid quarterly in arrears. The DIP Facility terminates at the earlier of: (a) December 31, 2021, (b) the implementation date of the CCAA plan, (c) the lifting of the stay in the CCAA proceedings or (d) the termination of the CCAA proceedings.  On March 9, 2021, the Company borrowed US$100 million and borrowed the remaining US$25 million on April 6, 2021. For consideration for making the DIP Facility available, the Company paid a 1% origination fee and a 1% commitment fee.

(b)

Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.

(c)

On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the $335 million Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the $335 million Credit Facility during the pendency of the CCAA proceedings within certain restrictions.  In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the $335 million Credit Facility. The amount of Letters of Credit that may be issued is limited to the greater of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid; and $125 million.

As part of the September Recapitalization, Just Energy extended the $335 million Credit Facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily the Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As a result of the CCAA filing, the borrowers are in default under the Credit Facility.  However, any potential actions by the lenders have been stayed pursuant to the Court Order.  In addition, pursuant to the Lender Support Agreement, the lenders have agreed to continue to provide access to the issuance of Letters of Credit. As at March 31, 2021, the Company had Letter of Credit capacity of $4.5 million available.

The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%.

As at March 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2021, $227.2 million has been drawn against the facility, $41.7 of letters of credit outstanding has been issued under the Canadian and U.S. facilities and $57.7 of Letters of Credit are outstanding under the LC Facility.

As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility. Additionally, all deferred debt issue costs have been accelerated in the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.

(d)

As part of the September Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at March 31, 2021 includes an accrual of $13.9 million for interest payable on the notes.  As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan, as described below. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. As a result, the prepayment fee has been accelerated and accrued and is presented in the Reorganization cost on the Consolidated Statement of Loss.

(e)

As part of the September Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes  (“7.0% Subordinated Notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% Subordinated Notes bear an annual interest rate of 7.0% payable in-kind. The balance at March 31, 2021 includes an accrual of $0.4 million for capitalized interest payable on the notes. The 7.0% Subordinated Notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration on October 19, 2020.  As a result of the CCAA filing, the Company is in default under the 7.0% Subordinated Notes’ Trust Indenture agreement.  However, any potential actions by the lenders under the 7.0% Subordinated Notes have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the 7.0% Subordinated Notes have been classified as current. Additionally, all deferred debt issue costs have been accelerated to the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.

(f)

As part of the September Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The 8.75% loan had US$207.0 million outstanding plus accrued interest.

(g)

As part of the September Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.

(h)

As part of the September Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.

(i)

As part of the September Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest at the time of the September Recapitalization.

(j)	Supplier finance and other costs for the quarter ended March 31, 2021 primarily consists of charges for extended payment terms. An amount of $3 million was accrued but not paid as at March 31, 2021.